Stockholders' Equity (Deficiency) (Stock Warrants Narrative) (Details) (USD $)	1 Months Ended						3 Months Ended		4 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended												12 Months Ended	1 Months Ended
	Jul. 31, 2013	Apr. 30, 2013	Feb. 28, 2013	Dec. 30, 2012	Sep. 30, 2012	Apr. 30, 2012	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012	Aug. 31, 2012	Jul. 31, 2014 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Sep. 30, 2013 Laidlaw and Co [Member]	Apr. 30, 2013 Laidlaw and Co [Member]	Sep. 30, 2012 Laidlaw and Co [Member]	Aug. 31, 2012 Laidlaw and Co [Member]	Mar. 31, 2014 Board of Directors [Member]	Apr. 30, 2014 Board of Directors [Member]	Jul. 31, 2014 Institutional Investor [Member]	Apr. 30, 2014 Institutional Investor [Member]	Sep. 30, 2013 Institutional Investor [Member]	Mar. 31, 2014 Institutional Investor [Member]	Apr. 30, 2014 Director [Member]	Mar. 31, 2014 Director [Member]	Oct. 31, 2012 Firm Two [Member]	Jul. 31, 2013 Firm Two [Member]	Feb. 28, 2013 Common Stock [Member]	Dec. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Jul. 31, 2014 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]	Apr. 30, 2014 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member] Laidlaw and Co [Member]	Sep. 30, 2012 Common Stock [Member] Laidlaw and Co [Member]	Mar. 31, 2014 Common Stock [Member] Board of Directors [Member]	Jul. 31, 2014 Common Stock [Member] Institutional Investor [Member]	Apr. 30, 2014 Common Stock [Member] Institutional Investor [Member]	Apr. 30, 2014 Common Stock [Member] Director [Member]	Sep. 30, 2012 Common Stock [Member] Director [Member]	Oct. 31, 2012 Common Stock [Member] Firm Two [Member]	Feb. 28, 2013 Warrant [Member]	Dec. 30, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Oct. 31, 2012 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Sep. 30, 2013 Warrant [Member] Laidlaw and Co [Member]	Apr. 30, 2013 Warrant [Member] Laidlaw and Co [Member]	Mar. 31, 2013 Warrant [Member] Laidlaw and Co [Member]	Sep. 30, 2012 Warrant [Member] Laidlaw and Co [Member]	Jun. 30, 2012 Warrant [Member] Laidlaw and Co [Member]	Feb. 29, 2012 Warrant [Member] Laidlaw and Co [Member]	Mar. 31, 2014 Warrant [Member] Board of Directors [Member]	Jul. 31, 2014 Warrant [Member] Institutional Investor [Member]	Apr. 30, 2014 Warrant [Member] Institutional Investor [Member]	Sep. 30, 2013 Warrant [Member] Institutional Investor [Member]	Apr. 30, 2014 Warrant [Member] Director [Member]	Oct. 31, 2012 Warrant [Member] Firm Two [Member]
Stockholders Equity [Line Items]
Shares purchased for price protection																																915,429
Price per share																					$ 0.19				$ 0.19		$ 0.19		$ 0.35			$ 0.3325
Original warrants held					456,000													426,500				14,451,613
Exercise price of warrants		$ 0.50			$ 0.3325				$ 0.50		$ 0.50		$ 1.00			$ 0.3325	$ 0.50	$ 0.3325	$ 1.00			$ 0.155																							$ 0.50	$ 0.35		$ 0.50	$ 0.3325		$ 0.50		$ 0.50				$ 0.19				$ 0.60
Issuance of common shares and warrants for services, shares																1,347,368																				100,000								100,000																	100,000
Option expiration period																																													5 years	5 years		5 years		5 years	5 years	5 years	5 years		5 years		5 years		5 years		5 years
Issuance of common shares and warrants for services												$ 43,000																$ 43,000								$ 100																									$ 8,000
Exercisable warrants issued									1,833,770																																							150,000
Exercisable warrants issued, fair value																																																15,000
Stock-based compensation							97,203	149,356	154,062	81,605	608,429	347,657																																			4,500	15,000
Warrants issued to a placement agent as a fee related to prior investments	1,115,026
Warrant value recorded as debt discount											389,565													389,565
Conversion of notes payable, shares					142,357	20,000												5,130,795						6,736,842
Fees Paid																207,500		25,000						117,846
Warrant value recorded as debt issue cost											94,316					94,316
Professional fees																	59,158
Exercise offering															4,231,840
Warrant exercise offering exercise price															$ 0.19
Warrants exercised											804,049																								7,006
Warrant modification expense											156,952
Shares issued for price protection, shares																																4,516,917	3,473,259		3,270,678	4,516,917				3,473,259									5,178,947								2,662,139
Issuance of common shares and warrants for cash, net of offering costs		$ 8,750	$ 519,370	$ 530,337					$ 1,041,540			$ 3,025,236					$ 522,170	$ 2,494,899		$ 6,000		$ 1,631,500	$ 50,000			$ 100,000								$ 3,329		$ 9,920							$ 212,000
Issuance of common shares and warrants for cash, net of offering costs, shares																														1,614,286	2,042,856			3,329,503		9,920,000	1,715,217	7,877,144	3,157,895	10,525,809	263,158	526,318	605,716		807,143	1,021,432					857,609		3,938,570	389,000		3,157,895	5,262,907	263,158		526,318